Stock-Based Compensation (Narrative) (Detail) - USD ($) $ in Millions					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 16, 2014	Oct. 16, 2014	Oct. 09, 2014	Oct. 09, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2015	Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reclassification of common unit liability to additional paid in capital									$ 490.2
Vesting date							May 15, 2017		May 15, 2017
Common stock distributed in connection with non-liquidating distribution			20,460,047	20,460,047
Total stock-based compensation expense									$ 200.7	$ 253.7	$ 105.8
Award recorded as liability									$ 1.9	392.4
PCIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive plan termination period	10 years	10 years
CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized					625,000,000		625,000,000		625,000,000
Common unit unvested			29,555	29,555
Unrecognized compensation cost					$ 37.5		$ 37.5
Common stock distributed in exchange for vested preferred units			256,265	256,265
Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs outstanding									933,217
Common unit unvested					1,746,847		1,746,847		933,217
Total stock-based compensation expense									$ 12.6
Unrecognized compensation cost					$ 18.7		$ 18.7		12.6
Award recorded as liability					$ 2.0		$ 2.0		$ 1.9
Part B Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs outstanding									1,249,873
Shares authorized					1,449,860	2,222,048	1,449,860	2,222,048	1,490,023			1,426,812	1,388,280
Common unit unvested					830,607		830,607		1,249,873
Total stock-based compensation expense					$ 6.0	$ 4.7	$ 22.4	$ 4.7	$ 31.3
Unrecognized compensation cost					8.2		8.2		$ 21.9
Common Units [Member] | CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized									625,000,000
Common unit unvested			6,353,302	6,353,302
Common stock distributed for existing share holders			10,294,867	10,294,867
Total stock-based compensation expense						13.3		109.8	$ 156.4	253.3	104.9
Unrecognized compensation cost									70.2
Preferred Units [Member] | CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense									0.4	$ 0.4	$ 0.9
Vested Portion of Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense					$ 10.2	$ 2.6	$ 20.2	$ 2.6	$ 12.6